UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX
                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                           Scudder Dynamic Growth Fund

Investment Company Act file number  811-1702

                           Scudder Dynamic Growth Fund
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  John Millette
                                    Secretary
                             Two International Place
                                Boston, MA 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end:  09/30
                          -------

Date of reporting period:  7/1/04-6/30/05
                          ----------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).
The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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ProxyEdge -  Investment Company Report                   Report Date: 08/07/2005
Meeting Date Range: 07/01/2004 to 06/30/2005
Selected Accounts: Scudde Dynamic Growth Fund

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


----------------------------------------------------------------------------------------------------------------------------
CONSTELLATION BRANDS, INC.                                              STZ                  Annual Meeting Date: 07/20/2004
Issuer: 21036P                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       ELECTION OF DIRECTORS                                       Management        For             No

02       RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                  Management        For             No

03       AMEND LONG TERM INCENTIVE PLAN                              Management      Against          Yes



----------------------------------------------------------------------------------------------------------------------------
GTECH HOLDINGS CORPORATION                                              GTK                  Annual Meeting Date: 08/02/2004
Issuer: 400518                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       ELECTION OF DIRECTORS                                       Management        For             No

02       ADOPT STOCK PURCHASE PLAN                                   Management        For             No

03       APPROVE AUTHORIZED COMMON STOCK INCREASE                   Shareholder        For             No

04       RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                  Management        For             No



----------------------------------------------------------------------------------------------------------------------------
XILINX, INC.                                                            XLNX                 Annual Meeting Date: 08/05/2004
Issuer: 983919                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       ELECTION OF DIRECTORS                                       Management        For             No

02       RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                  Management        For             No



----------------------------------------------------------------------------------------------------------------------------
MICROCHIP TECHNOLOGY INCORPORATED                                       MCHP                 Annual Meeting Date: 08/20/2004
Issuer: 595017                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       ELECTION OF DIRECTORS                                       Management        For             No

02       AMEND STOCK PURCHASE PLAN                                   Management        For             No

03       ADOPT INCENTIVE STOCK OPTION PLAN                           Management      Against          Yes



----------------------------------------------------------------------------------------------------------------------------
QLOGIC CORPORATION                                                      QLGC                 Annual Meeting Date: 08/24/2004
Issuer: 747277                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       ELECTION OF DIRECTORS                                       Management        For             No

02       RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                  Management        For             No



----------------------------------------------------------------------------------------------------------------------------
APPLIED MICRO CIRCUITS CORPORATION                                      AMCC                 Annual Meeting Date: 09/01/2004
Issuer: 03822W                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       ELECTION OF DIRECTORS                                       Management        For             No

02       RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                  Management        For             No



----------------------------------------------------------------------------------------------------------------------------
RED HAT, INC.                                                           RHAT                 Annual Meeting Date: 09/21/2004
Issuer: 756577                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       ELECTION OF DIRECTORS                                       Management        For             No

02       RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                  Management        For             No

03       ADOPT INCENTIVE STOCK OPTION PLAN                           Management        For             No



----------------------------------------------------------------------------------------------------------------------------
CHARLES RIVER LABORATORIES INTL., IN                                    CRL                 Special Meeting Date: 10/20/2004
Issuer: 159864                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       APPROVE MERGER AGREEMENT                                    Management        For             No

02       APPROVE MOTION TO ADJOURN MEETING                           Management      Against          Yes



----------------------------------------------------------------------------------------------------------------------------
REGIS CORPORATION                                                       RGS                  Annual Meeting Date: 10/28/2004
Issuer: 758932                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       ELECTION OF DIRECTORS                                       Management        For             No

02       RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                  Management        For             No

03       ADOPT OMNIBUS STOCK OPTION PLAN                             Management        For             No

04       ADOPT OMNIBUS STOCK OPTION PLAN                             Management        For             No

05       TRANSACT OTHER BUSINESS                                     Management      Against          Yes



----------------------------------------------------------------------------------------------------------------------------
LINEAR TECHNOLOGY CORPORATION                                           LLTC                 Annual Meeting Date: 11/03/2004
Issuer: 535678                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       ELECTION OF DIRECTORS                                       Management        For             No

02       RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                  Management        For             No



----------------------------------------------------------------------------------------------------------------------------
HARMAN INTERNATIONAL INDUSTRIES, INC                                    HAR                  Annual Meeting Date: 11/10/2004
Issuer: 413086                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       ELECTION OF DIRECTORS                                       Management        For             No



----------------------------------------------------------------------------------------------------------------------------
FIRST MARBLEHEAD CORPORATION                                                                 Annual Meeting Date: 11/18/2004
Issuer: 320771                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       ELECTION OF DIRECTORS                                       Management        For             No

02       INCREASE SHARE CAPITAL                                     Shareholder        For             No

03       ADOPT/AMEND EXECUTIVE INCENTIVE BONUS PLAN                  Management        For             No



----------------------------------------------------------------------------------------------------------------------------
INTUIT INC.                                                             INTU                 Annual Meeting Date: 12/09/2004
Issuer: 461202                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       ELECTION OF DIRECTORS                                       Management        For             No

02       RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                  Management        For             No

03       ADOPT INCENTIVE STOCK OPTION PLAN                           Management      Against          Yes



----------------------------------------------------------------------------------------------------------------------------
OSHKOSH TRUCK CORPORATION                                               OSK                  Annual Meeting Date: 02/01/2005
Issuer: 688239                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

01       ELECTION OF DIRECTORS                                       Management        For             No

02       APPROVE AUTHORIZED COMMON STOCK INCREASE                   Shareholder      Against          Yes


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                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Scudder Dynamic Growth Fund



By (Signature and Title)* /s/Julian Sluyters
                          -----------------------------------------------
                           Julian Sluyters, Chief Executive Officer

Date    8/15/05
       ---------
* Print the name and title of each signing officer under his or her signature.